Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation

The accompanying condensed consolidated financial statements include those of the Company, its wholly-owned subsidiary, Autolus Limited, and its U.S. subsidiary, Autolus Inc., and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, the accrual for research and development expenses, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

The Company considers cash and cash equivalents in the condensed consolidated financial statements to include cash at banks with a maturity of less than three months, which is subject to an insignificant risk of changes in value.
Restricted Cash

The Company entered into a lease that requires a letter of credit supported by $0.6 million deposit held by the Company's bank for the duration of the lease and a credit card arrangement that requires a security deposit of $0.2 million. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the Company's condensed consolidated statements of cash flows.

Fair Value Measurements

The carrying amounts reported in the balance sheets for cash and restricted cash, prepaid expenses and other assets, accounts payable and accrued expenses and other liabilities approximate their fair value because of the short-term nature of these instruments.

Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash and restricted cash. The Company places cash and restricted cash in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.
Property and Equipment
Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets. As of June 30, 2020 and December 31, 2019, the Company’s property and equipment consisted of office equipment, lab equipment, furniture and fixtures, and leasehold improvements. The office equipment has an estimated useful life of three years, lab equipment has an estimated useful life of five or ten years, and furniture and fixtures have an estimated useful life of five years. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset. Assets under construction primarily consist of costs incurred with leasehold improvements, and, once placed into service, will be depreciated over the shorter of the lease term or the estimated useful life of the asset. Upon retirement or sale, the cost of assets are disposed of, and the related accumulated depreciation, is removed from the accounts and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred. The Company did not recognize a disposal loss in the three and six months ended June 30, 2020. The Company recorded $0 and a $43,000 disposal loss in the three and six months ended June 30, 2019.
The Company evaluates an asset for potential impairment when events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Recoverability is measured by comparing the book value of the asset to the expected future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the asset exceeds the fair value. The Company did not recognize an impairment in the three and six months ended June 30, 2020 and 2019.
Leases
At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Most leases with a term greater than one year are recognized on the balance sheet as right-of-use assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet leases with terms of one year or less. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as incentives received, initial direct costs, or prepayments. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.
In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g. land, building, etc.), non-lease components (e.g. common area maintenance, consumables, etc.), and non-components (e.g. property taxes, insurance, etc.). Then the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components. The Company accounts for the lease and non-lease components of leases for classes of all underlying assets and allocates all of the contract consideration to the lease component.
Intangible Assets Subject to Amortization

        The Company’s intangible assets are related to acquired software licenses with finite lives and are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators of impairment are present, the Company tests for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives. The Company did not recognize an impairment loss in the three and six months ended June 30, 2020 and 2019.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and its chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manage its business as a single operating segment, which is the business of developing and commercializing gene therapies; however, the Company operates in two geographic regions: the United Kingdom and the United States. Substantially all of the Company’s assets are held in the United Kingdom.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, third-party license fees, external costs of outside vendors engaged to conduct clinical development activities, clinical trials, costs to manufacture clinical trial materials and certain tax credits associated with research and development activities. The Company recorded the U.K. research and development expenditure credit (“RDEC”) in the amount of $39,000 and $50,000 for the three months ended June 30, 2020 and 2019, respectively, and $67,000 and $100,000 for the six months ended June 30, 2020 and 2019, respectively, as reductions of research and development expenses within the Company’s statement of operations and comprehensive loss.
Accrued Research and Development Expenses
As part of the process of preparing its condensed consolidated financial statements, the Company is required to estimate accruals for research and development expenses. This process involves reviewing and identifying services which have been performed by third parties on the Company’s behalf and determining the value of these services. In addition, the Company makes estimates of costs incurred to date but not yet invoiced, in relation to external clinical research organizations and clinical site costs. The Company analyzes the progress of clinical trials, including levels of patient enrollment, invoices received and contracted costs, when evaluating the adequacy of the accrued liabilities for research and development. The Company makes judgments and estimates in determining the accrued balance in any accounting period.
Share-Based Compensation
The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. The Company recognizes share-based compensation expense for awards granted to employees that have a graded vesting schedule based on a service condition only on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards (the “graded-vesting attribution method”), based on the estimated grant date fair value for each separately vesting tranche. For equity awards with a graded vesting schedule and a combination of service and performance conditions, the Company recognizes share-based compensation expense using a graded-vesting attribution method over the requisite service period when the achievement of a performance-based milestone is probable, based on the relative satisfaction of the performance condition as of the reporting date.
For share-based awards granted to consultants and non-employees, compensation expense is recognized using the graded-vesting attribution method over the period during which services are rendered by such consultants and non-employees until completed. The measurement date for employee awards is the date of grant, and share-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on an accelerated basis.
The Company accounts for forfeitures as they occur.
The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 7 for the Company’s assumptions used in connection with option grants made during the periods covered by these condensed consolidated financial statements. Assumptions used in the option pricing model include the following:
Expected volatility.  The Company lacks company-specific historical and implied volatility information for its ADSs. Therefore, the Company estimates the expected share volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.
Expected term.  The expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.
Risk-free interest rate.  The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods that are approximately equal to the expected term of the award.
Expected dividend.  Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Fair value of ordinary shares.  The fair market value of the Company’s ADSs underlying the option is equal to the closing price of the ADSs on the Nasdaq Global Select Market on the date the grant is approved by the Board.
Foreign Currency Remeasurement and Translation
The Company maintains its condensed consolidated financial statements in its functional currency, which is the pound sterling. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods. The Company recorded a foreign exchange gain of $0.5 million and $4.4 million for the three months ended June 30, 2020 and 2019, respectively. The Company recorded a foreign exchange gain of $4.8 million and $3.4 million for the six months ended June 30, 2020 and 2019, respectively. Foreign exchange gains are included in other income in the statements of operations and comprehensive loss.
For financial reporting purposes, the condensed consolidated financial statements of the Company have been translated into U.S. dollars. Assets and liabilities have been translated at the exchange rates at the balance sheet dates, while revenue and expenses are translated at the average exchange rates over the reporting period and shareholders’ equity amounts are translated based on historical exchange rates as of the date of each transaction. Translation adjustments are not included in determining the Company's net loss but are included in foreign exchange adjustment to other comprehensive loss, a component of shareholders’ equity.
Patent Costs
The Company expenses patent prosecution and related legal costs as they are incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss. The Company recorded patent expenses of $0.6 million and $0.5 million for the three months ended June 30, 2020 and 2019, respectively, and $1.2 million and $0.8 million for the six months ended June 30, 2020 and June 30, 2019, respectively.
Grant Income
The Company has received research grants under which it is reimbursed for specific research and development activities. Payments received are recognized as income in the statements of operations and comprehensive loss over the period in which the Company recognizes the related costs. At the time the Company recognizes grant income, it has complied with the conditions attached to it and the receipt of the reimbursement is reasonably assured. The Company has received grants from the U.K. government, which are repayable under certain circumstances, including breach or noncompliance. For grants with refund provisions, the Company reviews the grant to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, then the grant is recognized as grant income. The Company has determined that the likelihood of any repayment events included in its current grants is remote.
Income Taxes
The Company accounts for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s condensed consolidated financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision (benefit) for income taxes represents income taxes paid or payable (or a reduction of such amounts) for the current year plus deferred taxes. Deferred taxes result from differences between the condensed consolidated financial statements and tax bases of the Company’s assets and liabilities, and are adjusted for changes in tax rates and tax law when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.
The Company is subject to income taxes in the United Kingdom and the United States. The calculation of the Company’s tax provision involves the application of United Kingdom and United States tax law and requires judgment and estimates.
The Company evaluates the realizability of its deferred tax assets at each reporting date, and establishes a valuation allowance when it is more likely than not that all or a portion of its deferred tax assets will not be realized.
The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that the Company’s deferred tax assets are not more likely than not realizable, the Company establishes a valuation allowance.
The Company uses a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more likely than not sustainable, based solely on their technical merits, upon examination, and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit or each position as the largest amount that the Company believes is more likely than not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company’s income tax returns and the amount of tax benefits recognized in the its condensed consolidated financial statements represent the Company’s unrecognized income tax benefits, which it either records as a liability or reduction of deferred tax assets.
Income Tax Credit
The Company benefits from the U.K. research and development tax credit regime under both the small and medium sized enterprise, or SME, scheme and by claiming an RDEC in respect of grant funded projects. Under the SME regime, a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision in the year in which the expenditures were incurred.
Comprehensive Loss
The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) ASC Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive loss is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners. The Company recorded a loss of $1.8 million and $8.9 million related to foreign currency translation adjustments during the three months ended June 30, 2020 and 2019, respectively, and a loss of $19.5 million and $3.8 million during the six months ended June 30, 2020 and 2019, respectively.
Net Loss Per Share
Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted average number of ordinary shares outstanding during the period. For all periods presented, outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for all periods presented.
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of June 30,
	2020	2019
Unvested restricted incentive shares and units	663,917	507,631
Share options	5,931,211	4,117,136
Total	6,595,128	4,624,767
JOBS Act and Emerging Growth Company Status
The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies. The Company may take advantage of these exemptions until the Company is no longer an emerging growth company. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
These exemptions provided by the JOBS Act will apply until December 31, 2013 or such earlier time that the Company no longer meets the requirements of being an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700 million in market value of its securities held by non-affiliates as of the last day of its second fiscal quarter, or it issues more than $1 billion of non-convertible debt securities over a three-year period.
The Company also currently relies on other exemptions and reduced reporting requirements provided by the JOBS Act. As an emerging growth company, the Company is not required to, among other things, (i) provide an auditor’s attestation report on the Company’s system of internal controls over financial reporting pursuant to Section 404(b), (ii) provide all of the compensation disclosure that may be required of non-emerging growth public companies under the Dodd-Frank Wall Street Reform and Consumer Protection Act, (iii) comply with any requirement that may be adopted by the Public Company Accounting Oversight Board regarding mandatory audit firm rotation or a supplement to the auditor’s report providing additional information about the audit and the financial statements (auditor discussion and analysis), or (iv) disclose certain executive compensation-related items such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation. These exemptions will also apply until the Company is no longer an emerging growth company.
Recent Accounting Pronouncements Adopted

        In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, a new standard on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement ("CCA") that aligns the requirements for capitalizing implementation costs in a CCA service contract with existing internal-use software guidance. The standard is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted, and can be adopted prospectively or retrospectively. The Company adopted the new standard on January 1, 2020 on a prospective basis. The Company’s CCAs are service contracts for the hosting of software primarily related to recording and tracking information related to its clinical trials, including but not limited to patient data and clinical manufacturing. The capitalized implementation costs are presented in the condensed consolidated balance sheet in prepaid expenses and other assets, current and non-current. The deferred implementation costs will be expensed over the term of the hosting arrangement, which is the non-cancelable term of the arrangement plus any reasonably certain renewal periods. As of June 30, 2020, $0.5 million was recorded in prepaid expenses and other assets, current and $1.0 million was recorded to prepaid expenses and other assets, non-current as deferred implementation costs. During the three and six months ended June 30, 2020, $34,000 of deferred implementation costs were expensed.

        Other accounting standards that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's financial statements upon adoption.